Taxes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Tax Payable [Abstract]
Schedule of taxes payable
	2021	2020
Income tax – current	$2,443,461	$2,746,757
Value-added tax	-	322,652
Other taxes	101	76,203
Total – current	2,443,562	3,145,612
Income tax – noncurrent	$5,174,625	$5,174,625

	2020	2019
Income tax – current	$2,746,757	$2,118,432
Value-added tax	322,652	1,708,298
Other taxes	76,203	260,912
Total – current	3,145,612	4,087,642
Income tax – noncurrent	$5,174,625	$5,782,625